Deposits	12 Months Ended
Dec. 31, 2021
Deposits from customers [abstract]
Deposits
21. Deposits
Details of deposits as of December 31, 2020 and 2021, are as follows:

	December 31, 2020		December 31, 2021
	(In millions of Korean won)
Demand deposits
Demand deposits in Korean won	￦	162,155,728	￦	180,560,022
Demand deposits in foreign currencies		14,473,832		15,955,246

		176,629,560		196,515,268

Time deposits
Time deposits in Korean won		149,435,968		155,799,563

		149,435,968		155,799,563

Time deposits in foreign currencies		10,043,679		15,594,718
Fair value adjustments of fair value hedged time deposits in foreign currencies		2,089		(1,319)

		10,045,768		15,593,399

		159,481,736		171,392,962

Certificates of deposits		2,468,924		4,115,688

	￦	338,580,220	￦	372,023,918